SHAREHOLDERS’ EQUITY (Details Narrative) € / shares in Units, $ / shares in Units, $ in Thousands					6 Months Ended
		Feb. 13, 2026 USD ($) $ / shares	Dec. 09, 2025 USD ($)	Dec. 08, 2025 USD ($)	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Jun. 30, 2026 EUR (€) € / shares shares	Jun. 01, 2026 $ / shares shares	May 31, 2026 $ / shares shares	May 15, 2026 shares	May 14, 2026 shares	May 11, 2026 $ / shares	May 10, 2026 $ / shares	Apr. 24, 2026 shares	Apr. 23, 2026 shares	Feb. 17, 2026 $ / shares	Feb. 16, 2026 $ / shares	Jan. 31, 2026 shares	Dec. 31, 2025 shares	Dec. 30, 2025 shares	Nov. 18, 2025 $ / shares	Nov. 17, 2025 $ / shares	Oct. 23, 2025 $ / shares	Oct. 22, 2025 $ / shares	Aug. 07, 2025 $ / shares	Aug. 06, 2025 $ / shares	Jun. 16, 2025 $ / shares	Jun. 15, 2025 $ / shares	Jan. 15, 2025 $ / shares	Jan. 14, 2025 $ / shares
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares		$ 0.0001
Issuance of ordinary shares due to SEPA withdrawals | $					$ 62,167
Proportion of ownership interest in associate		10.00%
Liquidation preference value | $		$ 250,000
Dividend percentage		18.50%
Share-based payment expenses | $					$ 9,022	$ 15,274
Standby equity purchase agreement [member]
IfrsStatementLineItems [Line Items]
Number of ordinary shares issued					463,035		463,035													230
Commitment amount net | $			$ 250,000	$ 100,000	$ 50,523
Issuance of ordinary shares due to SEPA withdrawals | $					62,167
2022 incentive equity plan [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized								304,641	671,641	104,039	304,641			53,437	104,039
2022 incentive equity plan [member] | Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized								367,000		200,875
Investors [member]
IfrsStatementLineItems [Line Items]
Issued shares cost | $					465
Service [member]
IfrsStatementLineItems [Line Items]
Issued shares cost | $					$ 911
Officers [member] | 2022 incentive equity plan [member] | Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized														50,328
RBW December [member]
IfrsStatementLineItems [Line Items]
Converted number of shares issued																		11,080
Number of ordinary shares issued																		1,820
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary shares par value per share | $ / shares					$ 0.000000000000287
Par value per share | $ / shares					$ 0.00000000558603475			$ 0.00000000558603475	$ 0.000000002443890203125			$ 0.000000002443890203125	$ 0.00000000012219451015625			$ 0.00000000012219451015625	$ 0.00000000002502543568				$ 0.00000000002502543568	$ 0.00000000000312817946	$ 0.00000000000312817946	$ 0.000000000000287	$ 0.000000000000287	$ 0.00000000000041	$ 0.000000000000041	$ 0.00000000000001	$ 4.70250014886352	$ 0.165
Number of shares authorized	[1]				17,883,884,449,519,401,964		17,883,884,449,519,401,964												17,889,474,910,428,900,000
Preference shares [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares					$ 0.0001
Number of shares authorized	[1]				200,000,000,000		200,000,000,000												200,000,000,000
Deferred shares [member]
IfrsStatementLineItems [Line Items]
Par value per share | (per share)					$ 0.0001		€ 1
Number of shares issued value | €							€ 25,000
Number of shares authorized	[1]				25,000		25,000												25,000
Issued capital [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares					$ 0.0001

[1]	The share and per share information in these financial statements reflects the 1-for-28.5, 1-for-4.1 1-for-7, 1-for-10.89958, 1-for-8, 1:4.8828125, 1-for-20 and 1-for-2.285 reverse share splits that became effective on January 15, 2025, June 16, 2025, August 7, 2025, October 23, 2025, November 18, 2025, February 17, 2026, May 11, 2026, and June 1, 2026, respectively, of the Company’s issued and outstanding Ordinary Shares. See also Note 1.D to 1.K.